INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
INCOME TAX STATUS
Note 6 – Income Tax Status
The Plan qualifies under Sections 165(a) and 165(e) of the Puerto Rico Income Tax Act of 1954 (the “Act”), as amended (for applicable tax years), Sections 1165(a) and 1165(e) of the Puerto Rico Internal Revenue Code of 1994, as amended (for applicable tax years), and Sections 1081.01(a) and 1081.01(d) of the Puerto Rico Internal Revenue Code of 2011, as amended (for applicable tax years) and is, therefore, not subject to tax under present income tax laws. Once qualified, the Plan is required to operate in conformity with the applicable tax requirements to maintain its qualification. The Plan obtained a determination letter on October 19, 1990, in which the Puerto Rico Department of the Treasury ruled that the Plan, as then designed, was in compliance with the applicable requirements of the Act. The Plan has been amended subsequent to receiving this determination letter. The Plan obtained letters on October 22, 1998, September 27, 2000, February 16, 2012, February 10, 2014, June 11, 2021 and October 10, 2025, in which the Puerto Rico Department of the Treasury ruled that the amendments did not affect the qualified status of the Plan. The October 10, 2025 as well as the June, 11, 2021 and the February 10, 2014 letters provide that the Plan, as amended, constitutes a qualified retirement plan that satisfies the requirements of the Code, as amended. The Committee believes that the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes that the Plan is qualified and the related trust is tax exempt.